Taxes (Details) - Schedule of ncome before income taxes and the actual provision of income taxes - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of Ncome Before Income Taxes and the Actual Provision of Income Taxes [Abstract]
Loss before income taxes	$ (6,360,230)	$ (1,988,769)
PRC EIT rate	25.00%	25.00%
Income taxes computed at statutory EIT rate	$ (1,590,058)	$ (497,192)
Reconciling items:
Effect of tax holiday and preferential tax rate	1,080,461	112,561
Change in valuation allowance	1,528,595
Effect of non-deductible expense	514	2,638
Super deduction of qualified R&D expenditures	(13,255)	(165,364)
Income tax expense (benefit)	$ 1,006,257	$ (547,357)
Effective tax rate	(16.00%)	28.00%